FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2012
FINANCIAL INSTRUMENTS
Changes in Accumulated other comprehensive income (loss) balances pertaining to foreign hedging activities

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Accumulated other comprehensive income (loss), beginning of period	$2,360	$—	$(4,404)	$—
Adjustments for derivative financial instruments settled during the period(i)	527	—	17	—
Other comprehensive (loss) gain — foreign exchange derivative financial instruments	(5,192)	—	2,082	—
Other comprehensive gain — heating oil derivative financial instruments	46	—	46	—
Other comprehensive loss — other derivative financial instruments	(394)	—	(394)	—

Accumulated other comprehensive loss, end of period	$(2,653)	$—	$(2,653)	$—

  (i)
  Amounts deferred in AOCL, are reclassified to Production costs, as applicable, when the derivative financial instrument has settled.

Summary of the amounts recognized in the "Gain on derivative financial instruments" line item of the interim Consolidated Statements of Income

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Premiums realized on written foreign exchange call options	$608	$1,189	$1,027	$2,549
Realized gain on derivative financial instruments settled during the period	—	879	—	879
Mark-to-market (loss) gain on foreign exchange derivative financial instruments	—	(115)	—	1,433
Realized gain on zinc derivative financial instruments	—	149	476	149
Mark-to-market gain on zinc derivative financial instruments	—	209	—	725
Realized loss on silver derivative financial instruments	—	(1,330)	—	(3,403)
Loss on heating oil derivative financial instruments and other	(4,929)	—	(4,929)	—

(Loss) gain on derivative financial instruments	$(4,321)	$981	$(3,426)	$2,332